STOCKHOLDERS' DEFICIT (Schedule of Stock Options Activity) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Number of Options
Granted	250,000
Weighted Average Exercise Price
Granted	$ 1.22
Employee Options and Stock Appreciation Rights [Member]
Number of Options
Balance	7,847,007	7,762,507	6,337,007
Granted	305,000	84,500	1,425,000
Exercised
Forfeited
Expired
Outstanding	8,152,007	7,847,007	7,762,507
Exercisable	5,006,675	4,801,673	4,352,674
Weighted Average Exercise Price
Balance	$ 0.87	$ 0.87	$ 0.75
Granted	0.34	0.59	1.34
Outstanding	0.85	0.87	0.87
Exercisable	0.94	0.94	0.93
Weighted average fair value of options granted	$ 0.24	$ 0.59	$ 0.69
Weighted Average Remaining Contractual Life
Granted	5 years	5 years	10 years
Outstanding	5 years 4 months 10 days	4 years 10 months 24 days	6 years
Exercisable	4 years 7 months 24 days	3 years 7 months 6 days	4 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 6,000	$ 1,059,111	$ 792,305
Exercisable	$ 1,500	$ 405,361	$ 265,364
Director Options [Member]
Number of Options
Balance	2,185,833	1,675,833	1,200,833
Granted	580,000	510,000	495,000
Exercised			(20,000)
Forfeited
Expired
Outstanding	2,765,833	2,185,833	1,675,833
Exercisable	2,004,166	2,000,003	1,377,501
Weighted Average Exercise Price
Balance	$ 1.03	$ 1.12	$ 1.16
Granted	0.80	0.72	1.19
Exercised			0.91
Outstanding	0.97	1.03	1.12
Exercisable	1.04	1.04	1.15
Weighted average fair value of options granted	$ 0.54	$ 0.52	$ 0.76
Weighted Average Remaining Contractual Life
Granted	10 years	10 years	10 years
Outstanding	7 years 3 months 18 days	7 years 2 months 12 days	7 years 7 months 6 days
Exercisable	6 years 7 months 6 days	7 years 1 month 6 days	7 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding	$ 11,700	$ 75,320	$ 8,337
Exercisable	$ 300	$ 45,655	$ 6,421
Non Employee Non Director Options [Member]
Number of Options
Balance	270,000	270,000	560,000
Granted			25,000
Exercised
Forfeited			(275,000)
Expired	(250,000)		(40,000)
Outstanding	20,000	270,000	270,000
Exercisable	20,000	270,000	270,000
Weighted Average Exercise Price
Balance	$ 1.22	$ 1.22	$ 1.12
Granted			$ 1.11
Exercised
Forfeited			$ 1.23
Expired	$ 1.22		1.15
Outstanding	1.18	$ 1.22	1.22
Exercisable	$ 1.18	$ 1.22	1.22
Weighted average fair value of options granted			$ 0.79
Weighted Average Remaining Contractual Life
Granted			5 years
Outstanding	2 years 9 months 18 days	8 months 12 days	1 year 8 months 12 days
Exercisable	2 years 9 months 18 days	8 months 12 days	1 year 8 months 12 days
Aggregate Intrinsic Value
Outstanding
Exercisable